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                    STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
                            SEPARATE ACCOUNT VL I
                      HARTFORD LIFE INSURANCE COMPANY

  SUPPLEMENT DATED FEBRUARY 7, 2003 TO THE PROSPECTUS DATED MAY 1, 2002


The Sub-section "Option Change" under the section "Death Benefits and Policy Values" of your prospectus is hereby amended by adding the following:

We reserve the right to require evidence of insurability satisfactory to Us before a change in your death benefit option becomes effective.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4570
333-50280